Revenues from Contracts with Customers - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended								6 Months Ended				12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Jun. 30, 2020		Jun. 30, 2019		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Disaggregation Of Revenue [Line Items]
Revenues from contracts with customers									$ 1,197,000		$ 406,000		$ 1,404,943		$ 0		$ 0
Net derivative gains (losses)									(10,000)	[1]	0	[1]	227	[2]	0	[2]	0	[2]
Revenues	$ 612,457	$ 386,559	$ 300,073	$ 106,081	$ 0	$ 0	$ 0	$ 0	1,187,000		406,000		1,405,170		0		0
LNG [Member]
Disaggregation Of Revenue [Line Items]
Revenues from contracts with customers									963,000	[3]	131,000	[3]	678,843		0		0
Revenues									953,000		131,000		679,070		0		0
LNG—affiliate [Member]
Disaggregation Of Revenue [Line Items]
Revenues from contracts with customers									234,000		$ 275,000		$ 726,100		$ 0		$ 0
Suspension Fees and LNG Cover Damages Revenue [Member]
Disaggregation Of Revenue [Line Items]
Revenues from contracts with customers									336,000
Suspension Fees and LNG Cover Damages Revenue [Member] | Subsequent Period [Member]
Disaggregation Of Revenue [Line Items]
Revenues from contracts with customers									$ 200,000

[1]	See Note 6—Derivative Instruments for additional information about our derivatives.
[2]	See Note 7—Derivative Instruments for additional information about our derivatives.
[3]	LNG revenues include revenues for LNG cargoes in which our customers exercised their contractual right to not take delivery but remained obligated to pay fixed fees irrespective of such election. LNG revenues during the six months ended June 30, 2020 included $336 million in revenues associated with LNG cargoes for which customers have notified us that they will not take delivery, of which $200 million would have otherwise been recognized subsequent to June 30, 2020, if the cargoes were lifted pursuant to the delivery schedules with the customers. Revenue is generally recognized upon receipt of irrevocable notice that a customer will not take delivery because our customers have no contractual right to take delivery of such LNG cargo in future periods and our performance obligations with respect to such LNG cargo have been satisfied.